Equity (Details Narrative) (10-K) - USD ($)										1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2018	Mar. 28, 2018	Sep. 21, 2017	Sep. 01, 2017	Aug. 25, 2017	Jul. 27, 2017	Jul. 25, 2017	Jul. 21, 2017	Jul. 20, 2017	May 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized											14,285,714			14,285,714		14,285,714	14,285,714
Common stock, no par value																$ 0.001
Value of common stock shares issued													$ 180,000			$ 180,000	$ 420,000
Expected term											5 years			5 years
Expected dividends											0.00%	0.00%		0.00%	0.00%
Stock-based compensation														$ 613,333	$ 350,100	383,966	742,821
General and administrative expenses											$ 1,514,123	$ 916,268		$ 3,584,698	$ 3,713,743	4,358,131	7,983,673
Proceeds from warrant exercises																	$ 50,000
Warrants [Member]
Warrant exercise price per share							$ 65.31
Number of warrant exercised							765
Proceeds from warrant exercises							$ 50,000
Restricted Common Stock [Member]
Shares issued price per share	$ 7.00		$ 65.31									$ 7.00			$ 7.00
Number of restricted common stock shares issued	35,714		4,591
Number of restricted common stock fully vested														63,414		39,469	15,098
Restricted stock vested price per share														$ 8.61		$ 63.84	$ 44.24
Vesting description			The restricted common stock awards granted to the directors are subject to graded vesting in the following installments: (i) 66.67% as of the date of grant and (ii) four installments of 8.333% vesting on the first day of each of the next four calendar months.
Vested percentage of restricted stock granted			66.67%
Unamortized value														$ 101,265		$ 271,795
Unamortized value weighted average period														1 year 3 months 4 days		2 years 4 days
Restricted Common Stock [Member] | Master Services Agreement [Member]
Number of restricted common stock fully vested									7,472
Restricted stock vested price per share									$ 22.75
Value of restricted common stock fully vested									$ 170,000
Cash fee									$ 145,000
Non-qualified Stock Options [Member]
Number of options to purchase shares of common stock						4,821
Options exercise price per share						$ 65.31
Options expiry term						3 years
Options grant date value						$ 47,583
Expected volatility						37.00%
Risk-free rate						1.52%
Expected term						3 years
Expected dividends						0.00%
Stock price						$ 52.29
Options [Member] | Restricted Common Stock [Member]
Stock-based compensation																$ 0	$ 47,583
2017 Plan [Member]
Number of common stock reserved																	153,061
Number of common stock and options outstanding																148,470
2017 Plan [Member] | Restricted Common Stock [Member]
Shares issued price per share										$ 65.31
Number of restricted common stock shares issued										17,101
Value of restricted common stock shares issued										$ 1,117,403
Regulation A+ Offering [Member]
Number of common stock shares sold		6,308
Sale of stock price per share		$ 22.75
Proceeds from sale of stock		$ 143,497
ARH Note [Member]
Number of common stock shares issued																	187,822
Value of common stock shares issued																	$ 5,361,177
Investors [Member]
Number of common stock shares issued				956	6,122			957								25,715
Shares issued price per share				$ 52.29	$ 52.29			$ 52.29								$ 7.00
Value of common stock shares issued				$ 50,000	$ 320,000			$ 50,000								$ 180,000
Employees Directors and Consultants [Member] | Restricted Common Stock [Member]
Stock-based compensation											431,631	$ 33,876		$ 613,333	$ 350,100	383,965	912,821
General and administrative expenses											429,315	33,102		611,191	347,779	380,871	729,073
Labor expense											$ 2,316	$ 774		$ 2,142	$ 2,321	3,094	13,748
Consulting expense																$ 0	$ 170,000